Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 7, 2011
Registrant Name	dei_EntityRegistrantName	Hatteras Alternative Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001171324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 7, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

Hatteras Alpha Hedged Strategies Fund (Prospectus Summary): | Hatteras Alpha Hedged Strategies Fund
Hatteras Alpha Hedged Strategies Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		Class A Hatteras Alpha Hedged Strategies Fund
Management Fees		0.25%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		2.23%
Shareholder Servicing Fee		none
Operating Services Fee	[1]	1.35%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.88%
Acquired Fund Fees and Expenses		2.00%
Total Annual Fund Operating Expenses		4.73%
[1]	The Operating Services Fee has been restated to reflect current fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Hatteras Alpha Hedged Strategies Fund (Prospectus Summary): | Hatteras Alpha Hedged Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hatteras Alpha Hedged Strategies Fund
Supplement Text	ck0001171324_SupplementTextBlock

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Hatteras Alpha Hedged Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.23%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.35%	[1]
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.73%

[1]	The Operating Services Fee has been restated to reflect current fees.

Hatteras Long / Short Debt Fund (Prospectus Summary): | Hatteras Long / Short Debt Fund
Hatteras Long / Short Debt Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		Class A Hatteras Long / Short Debt Fund
Management Fees		none
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	[1]	1.20%
Operating Services Fee		0.74%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.46%
Acquired Fund Fees and Expenses		2.00%
Total Annual Fund Operating Expenses		3.45%
[1]	Other Expenses are estimated for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Hatteras Long / Short Debt Fund (Prospectus Summary): | Hatteras Long / Short Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hatteras Long / Short Debt Fund
Supplement Text	ck0001171324_SupplementTextBlock

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Hatteras Long / Short Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[1]
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.74%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%

[1]	Other Expenses are estimated for the current fiscal year.

Hatteras Long / Short Equity Fund (Prospectus Summary): | Hatteras Long / Short Equity Fund
Hatteras Long / Short Equity Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		Class A Hatteras Long / Short Equity Fund
Management Fees		none
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	[1]	1.39%
Operating Services Fee		0.74%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.65%
Acquired Fund Fees and Expenses		2.00%
Total Annual Fund Operating Expenses		3.64%
[1]	Other Expenses are estimated for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Hatteras Long / Short Equity Fund (Prospectus Summary): | Hatteras Long / Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hatteras Long / Short Equity Fund
Supplement Text	ck0001171324_SupplementTextBlock

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Hatteras Long / Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.39%	[1]
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.74%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.64%

[1]	Other Expenses are estimated for the current fiscal year.